Significant subsequent events - Additional Information (Detail) - shares	May 12, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Number of authorized shares		10,000,000,000	10,000,000,000
Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock split record date	Sep. 30, 2021
Stock split conversion basis	5
Number of shares outstanding prior to stock split	3,262,997,492
Increase in total number of issued shares as a result of stock split	13,051,989,968
Number of issued shares after stock split	16,314,987,460
Number of authorized shares after the stock split	50,000,000,000
Date of Public notice of the record date	Sep. 14, 2021
Stock split effective date	Oct. 01, 2021
Non Adjusting Events After Reporting Period [Member] | Bottom of range [Member] | Partial Amendment Of Articles Of Incorporation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of authorized shares	10,000,000,000
Non Adjusting Events After Reporting Period [Member] | Top of range [Member] | Partial Amendment Of Articles Of Incorporation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of authorized shares	50,000,000,000